Filed Pursuant to Rule 497(e)
                                                  of the Securities Act of 1933

                                                                   July 3, 2017

    Supplement to the Prospectuses, as in effect and as may be amended, for

Fund                                               Date of Prospectus
----                                               ------------------
Pioneer AMT-Free Municipal Fund                    May 1, 2017
Pioneer Bond Fund                                  April 1, 2017
Pioneer Classic Balanced Fund                      December 1, 2016
Pioneer Core Equity Fund                           May 1, 2017
Pioneer Disciplined Growth Fund                    December 31, 2016
Pioneer Disciplined Value Fund                     December 31, 2016
Pioneer Dynamic Credit Fund                        August 1, 2016
Pioneer Emerging Markets Fund                      April 1, 2017
Pioneer Equity Income Fund                         March 1, 2017
Pioneer Flexible Opportunities Fund                March 1, 2017
Pioneer Floating Rate Fund                         March 1, 2017
Pioneer Fund                                       May 1, 2017
Pioneer Fundamental Growth Fund                    February 3, 2017
Pioneer Global Equity Fund                         April 1, 2017
Pioneer Global High Yield Fund                     March 1, 2017
Pioneer Global Multisector Income Fund             March 1, 2017
Pioneer High Income Municipal Fund                 December 31, 2016
Pioneer High Yield Fund                            March 1, 2017
Pioneer ILS Interval Fund                          March 1, 2017
Pioneer International Equity Fund                  April 1, 2017
Pioneer Mid Cap Value Fund                         March 1, 2017
Pioneer Multi-Asset Income Fund                    April 1, 2017
Pioneer Multi-Asset Ultrashort Income Fund         August 1, 2016
Pioneer Real Estate Shares                         May 1, 2017
Pioneer Select Mid Cap Growth Fund                 April 1, 2017
Pioneer Short Term Income Fund                     December 31, 2016
Pioneer Solutions - Balanced Fund                  December 1, 2016
Pioneer Solutions - Conservative Fund              December 1, 2016
Pioneer Solutions - Growth Fund                    December 1, 2016
Pioneer Strategic Income Fund                      April 1, 2017
Pioneer U.S. Corporate High Yield Fund             January 1, 2017
Pioneer U.S. Government Money Market Fund          May 1, 2017

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On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world. As a result of the transaction, Pioneer Investment Management, Inc. became an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A., a wholly owned subsidiary of UniCredit S.p.A.

In connection with the transaction, the names of each fund's investment adviser and principal underwriter have changed. All references in each fund's prospectus to Pioneer Investment Management, Inc. are changed to Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer") and all references in each fund's prospectus to Pioneer Funds Distributor, Inc. are changed to Amundi Pioneer Distributor, Inc.

The following replaces information under "Investment adviser" in the section of each fund's prospectus entitled "Management":

Amundi Pioneer is an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Amundi, one of the world's largest asset managers, is headquartered in Paris, France. As of March 31, 2017, Amundi had more than $1.2 trillion in assets under management worldwide. As of March 31, 2017, Amundi Pioneer (and its U.S. affiliates) had over $71 billion in assets under management.

                                                                  30360-00-0717
                                      (C) 2017 Amundi Pioneer Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC